COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2013 Common Stock [Member]	Apr. 30, 2013 Preferred Class A [Member]	Oct. 31, 2012 Preferred Class B [Member]	Apr. 30, 2013 Preferred Class B [Member]	Apr. 30, 2013 Distribution Reinvestment and Share Purchase Plan [Member]	Apr. 30, 2012 Distribution Reinvestment and Share Purchase Plan [Member]	Apr. 30, 2013 Distribution Reinvestment and Share Purchase Plan [Member] Voluntary cash contributions [Member]	Apr. 30, 2012 Distribution Reinvestment and Share Purchase Plan [Member] Voluntary cash contributions [Member]	Apr. 30, 2013 Distribution Reinvestment and Share Purchase Plan [Member] Reinvested distributions [Member]	Apr. 30, 2012 Distribution Reinvestment and Share Purchase Plan [Member] Reinvested distributions [Member]
Distribution Reinvestment and Share Purchase Plan [Abstract]
Shares issued, shares (in shares)				6,000,000				5,300,000	43,100,000	3,800,000	3,300,000	1,500,000	1,500,000
Shares issued	$ 55,846,000	$ 24,870,000	$ 16,676,000					$ 4,800,000	$ 34,300,000	$ 30,700,000	$ 23,500,000	$ 12,400,000	$ 10,800,000
Discount rate on shares (in hundredths)	3.00%
Conversion of Units to Common Shares. [Abstract]
Units converted to common stock (in shares)	317,000	759,000
Units converted to common stock	1,600,000	3,500,000
Issuance of Common Shares [Abstract]
Shares issued (in shares)				6,000,000				5,300,000	43,100,000	3,800,000	3,300,000	1,500,000	1,500,000
Offering price (in dollars per share)				$ 9.25
Proceeds from issuance of common shares	55,448,000	24,427,000	16,423,000	53,000,000
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest [Abstract]
Preferred shares issued (in shares)					1,150,000		4,600,000
Sale of Stock, Price Per Share					$ 25		$ 25.00
Proceeds from issuance of cumulative redeemable preferred shares					27,300,000		111,200,000
Preferred shares liquidation (in dollars per share)					$ 2.0625		$ 1.9875
Distribution rate percentage (in hundredths)					8.25%		7.95%
Preferred shares liquidation per annum (in dollars per share)					$ 25		$ 25
Debt repaid with proceeds from stock issuance						34,500,000
Original outstanding borrowing under line of credit							44,500,000
Line of Credit Facility, Amount Outstanding							10,000,000
Unused capacity, line of credit							$ 35,000,000